United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

MMA Praxis Mutual Funds
(Exact name of registrant as specified in charter)

P.O. Box 5356, Cincinnati, Ohio 45201-5356
(Address of principal executive offices) (Zip code)

JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, OH 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-878-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITY—0.2%
Discover Card Master Trust, 5.10%, 10/15/13	$ 500,000	$ 512,584

COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 6/25/33	280,389	280,506
JPMorgan Mortgage Trust, 4.50%, 9/25/34	262,311	267,505
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS		548,011

COMMERCIAL MORTGAGE BACKED SECURITIES—7.6%
Banc of America Commercial Mortgage, Inc., 5.12%, 7/11/43	500,000	521,387
Bear Stearns Commercial Mortgage Securities, 4.52%, 11/11/41	500,000	514,810
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42+	618,059	629,219
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	1,000,000	1,065,599
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	264,585	270,615
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41+	1,000,000	1,078,834
Bear Stearns Commercial Mortgage Securities, 5.13%, 10/12/42+	1,003,272	1,002,871
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	2,000,000	2,186,616
Bear Stearns Commercial Mortgage Securities, 5.61%, 6/13/50	1,000,000	1,053,548
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,109,636
First Union National Bank Commercial Mortgage, 6.22%, 12/12/33	484,620	502,744
GE Capital Commercial Mortgage Corp., 6.53%, 5/15/33	705,413	715,086
GMAC Commercial Mortgage Securities, Inc., 5.39%, 10/15/38	132,003	134,086
GMAC Commercial Mortgage Securities, Inc., 6.47%, 4/15/34	1,568,398	1,583,999
JPMorgan Chase Commercial Mortgage Securities Corp., 4.63%, 3/15/46	417,417	424,423
JPMorgan Chase Commercial Mortgage Securities Corp., 4.90%, 10/15/42	1,000,000	994,871
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	1,000,000	1,077,496
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	2,000,000	2,154,382
LB-UBS Commercial Mortgage Trust, 5.64%, 12/15/25	202,103	205,550
Morgan Stanley Capital I, 4.83%, 6/12/47	1,000,000	1,031,592
Morgan Stanley Capital I, 5.01%, 1/14/42	985,655	1,013,905
Morgan Stanley Capital I, 5.98%, 8/12/41+	1,000,000	1,119,379
Morgan Stanley Dean Witter Capital I, 5.93%, 12/15/35	1,225,000	1,301,406
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		21,692,054

FOREIGN BONDS—1.5%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,268,900
Province of Ontario, Canada, 4.10%, 6/16/14	1,000,000	1,098,532
Republic of Austria, 2.00%, 11/15/12(a)	1,000,000	1,024,716
TOTAL FOREIGN BONDS		4,392,148

MUNICIPAL BONDS—2.2%
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	657,906
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	1,000,000	1,067,670
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,066,680
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,540,095
LL&P Wind Energy, Inc. (XLCA), 5.73%, 12/01/17(a)	1,000,000	1,042,570
Wisconsin State Transportation Rev., 5.84%, 7/01/30	800,000	827,168
TOTAL MUNICIPAL BONDS		6,202,089

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—45.5%
ADVERTISING—0.4%
Omnicom Group, Inc., 6.25%, 7/15/19	$ 1,000,000	$ 1,175,629
BIOTECHNOLOGY—0.2%
Biogen Idec, Inc., 6.00%, 3/01/13	500,000	547,742
BROADCASTING & CABLE TV—0.7%
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,092,899
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 7.63%, 5/15/16	750,000	836,250
		1,929,149
BUILDING PRODUCTS—0.4%
Masco Corp., 6.13%, 10/03/16	500,000	508,310
Owens Corning, 6.50%, 12/01/16	500,000	540,937
		1,049,247
CAPITAL MARKETS—0.6%
BlackRock, Inc., 3.50%, 12/10/14	1,000,000	1,061,126
Franklin Resources, Inc., 2.00%, 5/20/13	670,000	685,460
		1,746,586
CHEMICALS—0.5%
Airgas, Inc., 3.25%, 10/01/15	1,000,000	1,000,879
Nalco Co., 8.25%, 5/15/17	500,000	552,500
		1,553,379
COMMERCIAL BANKS—2.9%
American Express Bank FSB, 5.55%, 10/17/12	630,000	678,771
ANZ National International Ltd., 3.13%, 8/10/15(a)	1,000,000	1,012,481
Bank of New York Mellon Corp., 5.13%, 8/27/13	830,000	923,861
Bank of Nova Scotia, 2.25%, 1/22/13	2,000,000	2,057,638
Canadian Imperial Bank of Commerce, 2.00%, 2/04/13(a)	1,000,000	1,025,448
State Street Corp., 7.35%, 6/15/26	1,000,000	1,194,109
Wells Fargo & Co., 5.25%, 10/23/12	1,250,000	1,352,719
		8,245,027
COMMERCIAL SERVICES & SUPPLIES—0.5%
GATX Corp., 9.00%, 11/15/13	432,187	506,355
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,084,106
		1,590,461
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,121,297
CONSUMER FINANCE—0.9%
American Honda Finance Corp., 4.63%, 4/02/13(a)	1,500,000	1,614,499
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	1,000,000	1,049,730
		2,664,229
CONTAINERS & PACKAGING—0.6%
Bemis Co., Inc., 5.65%, 8/01/14	500,000	565,133
Sealed Air Corp., 7.88%, 6/15/17	1,000,000	1,083,379
		1,648,512

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—45.5%, continued
DIVERSIFIED FINANCIAL SERVICES—4.8%
Ally Financial, Inc., 6.75%, 12/01/14	$ 600,000	$ 625,125
Bank of America Corp., 4.50%, 4/01/15	500,000	524,623
Citigroup, Inc., 5.13%, 5/05/14	1,000,000	1,064,753
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,184,327
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,141,264
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,047,241
Goldman Sachs Group, Inc., 6.88%, 1/15/11	500,000	508,894
JPMorgan Chase & Co., 4.65%, 6/01/14	1,000,000	1,094,597
Moody's Corp., 5.50%, 9/01/20	1,000,000	1,031,773
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,561,726
NASDAQ OMX Group, Inc., 4.00%, 1/15/15	621,000	641,771
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,116,972
NYSE Euronext, 4.80%, 6/28/13	1,000,000	1,088,280
UBS AG, 3.88%, 1/15/15	1,000,000	1,043,724
		13,675,070
ELECTRIC UTILITIES—5.0%
AEP Texas North Co., 5.50%, 3/01/13	1,000,000	1,087,002
Atlantic City Electric Co., 7.75%, 11/15/18	500,000	642,087
CenterPoint Energy Houston Electric LLC, 7.00%, 3/01/14	1,000,000	1,179,834
CMS Energy Corp., 4.25%, 9/30/15	500,000	504,314
Consumers Energy Co., 6.70%, 9/15/19	625,000	783,619
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	159,245	168,758
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	552,033
Kiowa Power Partners LLC, 4.81%, 12/30/13(a)	412,003	427,008
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,866,342
Niagara Mohawk Power Corp., 4.88%, 8/15/19(a)	500,000	549,518
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	546,285
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,334,865
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,249,467
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,192,411
TransAlta Corp., 4.75%, 1/15/15	500,000	542,456
TransAlta Corp., 6.65%, 5/15/18	500,000	587,362
Vectren Utility Holdings, Inc., 6.63%, 12/01/11	1,000,000	1,052,371
		14,265,732
ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	560,831
ENGINES - INTERNAL COMBUSTION—0.4%
Briggs & Stratton Corp., 8.88%, 3/15/11	1,000,000	1,030,000
FOOD & STAPLES RETAILING—0.2%
Kroger Co., 7.50%, 1/15/14	500,000	590,871
FOOD PRODUCTS—0.6%
Kellogg Co., 4.25%, 3/06/13	1,000,000	1,072,500
Ralcorp Holdings, Inc., 4.95%, 8/15/20	500,000	521,762
		1,594,262

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—45.5%, continued
GAS UTILITIES—2.5%
Enbridge Energy Partners LP, 5.20%, 3/15/20	$ 500,000	$ 544,046
Enterprise Products Operating LLC, 3.70%, 6/01/15	1,000,000	1,049,704
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15(a)	1,000,000	1,055,119
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	262,784
Michigan Consolidated Gas Co., 8.25%, 5/01/14	1,000,000	1,195,037
National Fuel Gas Co., 6.50%, 4/15/18	500,000	562,405
Northern Natural Gas Co., 5.38%, 10/31/12(a)	1,000,000	1,074,533
Sempra Energy, 6.50%, 6/01/16	600,000	717,876
Southern Union Co., 8.25%, 11/15/29	525,000	609,547
		7,071,051
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
Beckman Coulter, Inc., 6.00%, 6/01/15	900,000	1,028,654
Mead Johnson Nutrition Co., 3.50%, 11/01/14	500,000	527,379
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	538,832
		2,094,865
HEALTH CARE PROVIDERS & SERVICES—0.9%
Express Scripts, Inc., 6.25%, 6/15/14	550,000	631,456
Howard Hughes Medical Institute, 3.45%, 9/01/14	843,000	909,942
McKesson Corp., 6.50%, 2/15/14	1,000,000	1,147,252
		2,688,650
HOTELS, RESTAURANTS & LEISURE—0.4%
Yum! Brands, Inc., 8.88%, 4/15/11	1,000,000	1,041,572
HOUSEHOLD DURABLES—0.3%
Stanley Black & Decker, Inc., 6.15%, 10/01/13	725,000	815,662
INDUSTRIAL CONGLOMERATES—1.4%
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,583,356
Cooper U.S., Inc., 5.45%, 4/01/15	1,000,000	1,146,949
Harsco Corp., 5.75%, 5/15/18	1,000,000	1,159,233
		3,889,538
INDUSTRIAL MACHINERY—0.4%
Valmont Industries, Inc., 6.63%, 4/20/20	1,000,000	1,030,225
INSURANCE BROKERS—0.4%
Willis North America, Inc., 5.63%, 7/15/15	1,000,000	1,068,718
INTEGRATED TELECOMMUNICATION SERVICES—1.3%
AT&T, Inc., 4.95%, 1/15/13	1,000,000	1,086,638
Frontier Communications Corp., 7.88%, 4/15/15	500,000	540,000
GTE Corp., 6.84%, 4/15/18	1,000,000	1,185,378
Sprint Capital Corp., 7.63%, 1/30/11	1,000,000	1,016,250
		3,828,266
INTERNET & CATALOG RETAIL—0.2%
QVC, Inc., 7.13%, 4/15/17(a)	500,000	517,500
IT SERVICES—0.5%
Dun & Bradstreet Corp., 6.00%, 4/01/13	1,000,000	1,097,143
Fiserv, Inc., 3.13%, 10/01/15	250,000	253,747
		1,350,890

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—45.5%, continued
LIFE & HEALTH INSURANCE—0.2%
Prudential Financial, Inc., 4.75%, 4/01/14	$ 641,000	$ 688,203
MACHINERY—0.2%
Pall Corp., 5.00%, 6/15/20	500,000	542,757
METALS & MINING—0.5%
Carpenter Technology Corp., 6.63%, 5/15/13	500,000	536,293
Teck Resources Ltd., 9.75%, 5/15/14	750,000	924,688
		1,460,981
MULTI-LINE INSURANCE—0.9%
American International Group, Inc., 4.25%, 5/15/13	500,000	516,250
MetLife, Inc., 4.75%, 2/08/21	500,000	530,452
Metropolitan Life Global Funding I, 5.13%, 6/10/14(a)	500,000	554,694
Principal Life Global Funding I, 6.25%, 2/15/12(a)	1,000,000	1,056,853
		2,658,249
MULTILINE RETAIL—0.5%
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,353,396
OFFICE ELECTRONICS—0.4%
Xerox Corp., 6.35%, 5/15/18	1,000,000	1,160,169
OIL, GAS & CONSUMABLE FUELS—2.6%
BP Capital Markets plc, 3.88%, 3/10/15	1,250,000	1,300,533
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,075,000	1,381,385
Motiva Enterprises LLC, 5.20%, 9/15/12(a)	1,000,000	1,068,355
Pioneer Natural Resources Co., 5.88%, 7/15/16	500,000	516,435
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	1,000,000	1,092,280
Shell International Finance BV, 4.00%, 3/21/14	1,000,000	1,083,409
Texas Gas Transmission LLC, 4.60%, 6/01/15	1,000,000	1,066,314
		7,508,711
PERSONAL PRODUCTS—0.4%
Avon Products, Inc., 5.63%, 3/01/14	1,000,000	1,134,769
PHARMACEUTICALS—1.3%
Abbott Laboratories, 5.13%, 4/01/19	1,000,000	1,152,541
Novartis Capital Corp., 4.13%, 2/10/14	1,250,000	1,364,979
Roche Holdings, Inc., 6.00%, 3/01/19(a)	1,000,000	1,211,464
		3,728,984
PROPERTY & CASUALTY INSURANCE—1.2%
21st Century Insurance Group, 5.90%, 12/15/13	746,000	779,225
Fidelity National Financial, Inc., 7.30%, 8/15/11	1,000,000	1,020,561
Markel Corp., 6.80%, 2/15/13	1,000,000	1,074,387
Progressive Corp., 6.70%, 6/15/37+	500,000	496,250
		3,370,423
PUBLISHING—0.6%
McGraw-Hill Cos., Inc., 5.38%, 11/15/12	1,000,000	1,061,150
Washington Post Co., 7.25%, 2/01/19	575,000	690,340
		1,751,490
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.8%
AMB Property LP, 6.13%, 12/01/16	1,000,000	1,109,946
Pan Pacific Retail Properties, Inc., 5.95%, 6/01/14	1,000,000	1,105,832
		2,215,778

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—45.5%, continued
REINSURANCE—0.4%
Berkshire Hathaway, Inc., 2.13%, 2/11/13	$ 1,200,000	$ 1,236,640
ROAD & RAIL—0.9%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,103,575
Canadian National Railway Co., 4.40%, 3/15/13	1,000,000	1,076,900
CSX Transportation, Inc., 8.38%, 10/15/14	460,666	549,847
		2,730,322
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
Analog Devices, Inc., 5.00%, 7/01/14	1,000,000	1,098,964
Applied Materials, Inc., 7.13%, 10/15/17	500,000	611,482
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,147,092
		2,857,538
SOFT DRINKS—0.4%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,147,587
SPECIALTY RETAIL—0.4%
Home Depot, Inc., 5.25%, 12/16/13	500,000	557,899
Staples, Inc., 9.75%, 1/15/14	500,000	619,123
		1,177,022
SUPRANATIONAL—2.2%
Corporation Andina de Fomento, 5.20%, 5/21/13	1,000,000	1,061,824
Inter-American Development Bank, 3.50%, 3/15/13	1,000,000	1,066,843
Inter-American Development Bank, 3.50%, 7/08/13	1,000,000	1,073,656
International Bank for Reconstruction & Development, 2.00%, 12/04/13	2,000,000	2,069,076
International Finance Facility for Immunisation (IFFIM), 5.00%, 11/14/11(a)	1,000,000	1,045,479
		6,316,878
THRIFTS & MORTGAGE FINANCE—0.4%
Countrywide Financial Corp., 5.80%, 6/07/12	1,000,000	1,062,294
TRANSPORTATION SERVICES—0.3%
Golden State Petroleum Transport Corp., 8.04%, 2/01/19	841,857	886,694
TRUCK MANUFACTURERS—0.3%
PACCAR, Inc., 6.88%, 2/15/14	760,000	888,656
TRUCKING—0.3%
JB Hunt Transport Services, Inc., 3.38%, 9/15/15	1,000,000	1,003,843
UTILITIES—0.6%
Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	609,147	689,682
Salton Sea Funding Corp., 7.48%, 11/30/18	922,265	1,022,100
		1,711,782
WATER UTILITIES—0.4%
American Water Capital Corp., 6.09%, 10/15/17	1,000,000	1,138,821
TOTAL CORPORATE BONDS		130,116,948

CORPORATE NOTES—1.0%
DEVELOPMENT AUTHORITIES—1.0%
MMA Community Development Investment, Inc., 0.73%, 12/15/12+(b)(c)	1,010,000	1,010,000
MMA Community Development Investment, Inc., 1.10%, 12/15/11+(b)(c)	1,052,500	1,052,500
MMA Community Development Investment, Inc., 1.10%, 12/15/13+(b)(c)	802,500	738,300
TOTAL CORPORATE NOTES		2,800,800

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
INTEREST ONLY BONDS—0.0%
FREDDIE MAC REMICS — 0.0%
5.00%, 4/15/29	$ 1,639,040	$ 67,689
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.0%
0.78%, 4/16/27+	5,672,400	82,235
TOTAL INTEREST ONLY BONDS		149,924

U.S. GOVERNMENT AGENCIES—36.8%
FEDERAL FARM CREDIT BANK — 0.8%
4.88%, 12/16/15	2,000,000	2,315,252
FEDERAL HOME LOAN BANK — 4.9%
1.13%, 5/18/12	3,500,000	3,536,676
3.88%, 6/14/13	300,000	325,041
4.88%, 5/17/17	1,250,000	1,464,635
5.00%, 11/17/17	4,000,000	4,738,204
5.00%, 12/10/21	2,625,000	3,056,852
6.63%, 11/15/10	900,000	907,004
		14,028,412
FEDERAL HOME LOAN MORTGAGE CORP. — 7.9%
2.61%, 5/01/34+	448,384	467,780
2.61%, 5/01/34+	226,167	235,950
3.75%, 3/27/19	2,804,000	3,048,941
4.00%, 10/01/25	2,000,000	2,094,464
4.50%, 6/01/18	827,684	870,860
5.00%, 4/01/19	724,716	773,958
5.00%, 12/01/21	1,272,220	1,352,302
5.00%, 2/15/32	2,000,000	2,100,062
5.00%, 7/01/35	1,341,242	1,417,395
5.50%, 4/01/22	915,297	985,047
5.50%, 11/01/33	628,774	674,800
5.50%, 3/01/36	849,825	907,252
5.50%, 6/01/36	1,332,648	1,417,705
5.50%, 12/01/36	1,253,843	1,333,870
6.00%, 9/01/17	530,007	573,047
6.00%, 4/01/27	1,301,778	1,406,596
6.00%, 6/01/36	915,687	982,287
6.00%, 8/01/37	801,169	859,440
7.00%, 2/01/30	319,572	355,231
7.00%, 3/01/31	236,213	262,571
7.50%, 7/01/30	494,891	550,335
		22,669,893
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%
1.25%, 8/20/13	3,103,000	3,139,305
2.20%, 2/01/34+	208,888	215,340
2.52%, 6/01/33+	128,486	134,138
2.60%, 5/01/34+	307,752	322,033
3.50%, 7/01/20	2,424,187	2,526,578
4.13%, 4/15/14	900,000	996,407
4.38%, 10/15/15	5,500,000	6,237,924
5.00%, 2/13/17	3,000,000	3,521,784

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES—36.8%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%, continued
5.00%, 7/01/18	$ 458,545	$ 486,513
5.00%, 9/01/18	687,782	729,732
5.00%, 4/01/25	1,052,019	1,115,025
5.00%, 7/01/25	906,474	960,853
5.00%, 10/01/25	1,126,689	1,194,167
5.00%, 10/01/35	1,564,268	1,647,707
5.42%, 5/01/37+	1,057,164	1,126,791
5.50%, 6/01/22	951,315	1,024,479
5.50%, 11/01/25	289	310
5.50%, 2/01/34	599,328	637,571
5.50%, 1/01/35	1,245,230	1,324,687
5.50%, 10/01/35	1,810,086	1,925,586
5.50%, 6/01/36	993,045	1,056,411
5.50%, 11/01/36	1,206,849	1,283,857
6.00%, 10/01/33	314,434	337,942
6.00%, 11/01/34	1,201,332	1,291,148
6.00%, 10/01/35	741,632	797,078
6.00%, 6/01/36	746,989	802,836
6.63%, 11/15/30	5,500,000	7,566,625
7.00%, 7/01/15	4,016	4,403
7.00%, 11/01/19	38,413	43,141
7.00%, 11/01/19	63,130	70,898
8.50%, 9/01/26	224,823	260,707
		42,781,976
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.7%
3.50%, 1/20/34+	151,659	156,903
5.50%, 10/20/38	1,087,202	1,156,112
6.50%, 11/20/38	239,271	260,344
6.75%, 4/15/16	50,870	55,780
7.00%, 12/20/30	78,195	86,492
7.00%, 10/20/31	51,652	57,132
7.00%, 3/20/32	160,199	177,196
		1,949,959
SMALL BUSINESS ADMINISTRATION — 0.2%
0.60%, 2/25/32+	582,080	580,084
1.00%, 9/25/18+	37,100	37,191
		617,275
U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT — 0.5%
1.80%, 8/01/14	1,440,000	1,474,762
FDIC GUARANTEED—6.8% (d)
Citibank NA, 1.75%, 12/28/12	3,000,000	3,073,332
Citigroup Funding, Inc., 1.88%, 10/22/12	3,000,000	3,076,554
Citigroup Funding, Inc., 1.88%, 11/15/12	1,330,000	1,363,597
General Electric Capital Corp., 1.63%, 1/07/11	1,400,000	1,405,587
General Electric Capital Corp., 2.20%, 6/08/12	175,000	179,907
JPMorgan Chase & Co., 2.20%, 6/15/12	3,500,000	3,599,106
JPMorgan Chase & Co., 2.63%, 12/01/10	1,000,000	1,004,066
PNC Funding Corp., 1.88%, 6/22/11	650,000	657,691

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
U.S. GOVERNMENT AGENCIES—36.8%, continued
FDIC GUARANTEED—6.8%, continued
Regions Bank/Birmingham AL, 3.25%, 12/09/11	$ 1,500,000	$ 1,548,699
U.S. Central Federal Credit Union, 1.25%, 10/19/11	1,300,000	1,311,107
U.S. Central Federal Credit Union, 1.90%, 10/19/12	2,000,000	2,051,478
		19,271,124
TOTAL U.S. GOVERNMENT AGENCIES		105,108,653

INVESTMENT COMPANY—0.5%
MUTUAL FUND—0.5%
Pax World High Yield Bond Fund, Individual Investor Class	167,685	1,304,592

SHORT TERM INVESTMENT—2.8%
INVESTMENT COMPANY—2.8%
JPMorgan U.S. Government Money Market Fund, Agency Shares	8,033,717	8,033,717

TOTAL INVESTMENTS (Cost* $263,178,500)—98.3%		$ 280,861,520
Other assets in excess of liabilities — 1.7%		4,894,524
NET ASSETS—100%		$ 285,756,044

+	Variable rate security. Rates presented are the rates in effect at September 30, 2010.

(a)
144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2010, these securities were valued at $20,591,716 or 7.20% of net assets.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.73%	1,010,000	12/2009
MMA Community Development Investment, Inc.	1.10%	1,052,500	12/2009
MMA Community Development Investment, Inc.	1.10%	802,500	12/2009

At September 30, 2010, these securities had an aggregate market value of $2,800,800, representing 1.0% of net assets.

(c)	Fair valued security.

(d)
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

plc	—	Public Liability Company
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
XLCA	—	XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.3%
AUTOMOBILES—1.3%
Harley-Davidson, Inc.	74,400	$ 2,115,936

BEVERAGES—1.4%
Coca-Cola Co.	38,100	2,229,612

CAPITAL MARKETS—6.4%
Ameriprise Financial, Inc.	30,800	1,457,764
Bank of New York Mellon Corp.	155,700	4,068,441
Charles Schwab Corp.	5,700	79,230
GAM Holding AG (Switzerland)(a)	66,900	1,014,410
Goldman Sachs Group, Inc.	6,590	952,782
Julius Baer Group Ltd. (Switzerland)	81,800	2,977,648
		10,550,275

CHEMICALS—0.7%
Air Products & Chemicals, Inc.	3,180	263,368
Potash Corp of Saskatchewan, Inc. (Canada)	4,087	588,691
Praxair, Inc.	3,700	333,962
		1,186,021

COMMERCIAL BANKS—4.3%
Wells Fargo & Co.	278,558	7,000,163

COMMERCIAL SERVICES & SUPPLIES—1.6%
Iron Mountain, Inc.	116,000	2,591,440

COMPUTERS & PERIPHERALS—0.9%
Hewlett-Packard Co.	34,250	1,440,898

CONSTRUCTION MATERIALS—1.2%
Martin Marietta Materials, Inc.	20,300	1,562,491
Vulcan Materials Co.	10,200	376,584
		1,939,075

CONSUMER FINANCE—4.3%
American Express Co.	169,500	7,124,085

CONTAINERS & PACKAGING—2.3%
Sealed Air Corp.	168,900	3,796,872

DIVERSIFIED FINANCIAL SERVICES—0.7%
JPMorgan Chase & Co.	4,800	182,736
Moody's Corp.	37,100	926,758
		1,109,494

ELECTRICAL EQUIPMENT—0.2%
ABB Ltd.- ADR (Switzerland)(a)	16,030	338,554

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.3%, continued
ENERGY EQUIPMENT & SERVICES—0.7%
Transocean Ltd. (Switzerland)(a)	18,955	$ 1,218,617

FOOD & STAPLES RETAILING—13.2%
Costco Wholesale Corp.	244,400	15,761,356
CVS Caremark Corp.	187,322	5,895,023
		21,656,379

FOOD PRODUCTS—0.7%
Hershey Co.	11,500	547,285
Unilever NV - NY Registry Shares (Netherlands)	22,700	678,276
		1,225,561

HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
Baxter International, Inc.	19,800	944,658
Becton Dickinson and Co.	21,800	1,615,380
		2,560,038

HEALTH CARE PROVIDERS & SERVICES—1.6%
Express Scripts, Inc. (a)	52,800	2,571,360

HOUSEHOLD DURABLES—0.2%
Hunter Douglas NV (Netherlands)	8,300	333,679

HOUSEHOLD PRODUCTS—4.9%
Procter & Gamble Co.	133,200	7,988,004

INDUSTRIAL CONGLOMERATES—0.5%
Tyco International Ltd. (Switzerland)	21,590	793,001

INSURANCE—9.1%
Berkshire Hathaway, Inc., Class A (a)	31	3,859,500
Loews Corp.	125,900	4,771,610
Markel Corp. (a)	480	165,403
Progressive Corp.	212,200	4,428,614
Transatlantic Holdings, Inc.	34,343	1,745,311
		14,970,438

INTERNET & CATALOG RETAIL—0.3%
Liberty Media Corp. - Interactive, Series A (a)	38,475	527,492

INTERNET SOFTWARE & SERVICES—4.2%
Google, Inc., Class A (a)	13,200	6,940,428

IT SERVICES—0.3%
Visa, Inc., Class A	6,370	473,036

MARINE—1.2%
China Shipping Development Co. Ltd., Class H (China)	406,000	558,856

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.3%, continued
MARINE—1.2%, continued
Kuehne + Nagel International AG (Switzerland)	12,000	$ 1,441,001
		1,999,857

MEDIA—0.8%
Grupo Televisa SA- ADR (Mexico)	42,500	804,100
Liberty Media Corp. - Starz, Series A (a)	3,044	197,495
Walt Disney Co.	9,200	304,612
		1,306,207

METALS & MINING—1.2%
BHP Billiton plc (United Kingdom)	32,000	1,017,943
Rio Tinto plc (United Kingdom)	17,400	1,017,086
		2,035,029

OIL, GAS & CONSUMABLE FUELS—9.9%
Canadian Natural Resources Ltd. (Canada)	109,200	3,778,320
Devon Energy Corp.	77,900	5,043,246
EOG Resources, Inc.	64,400	5,987,268
OGX Petroleo e Gas Participacoes SA (Brazil)(a)	110,000	1,431,560
		16,240,394

PAPER & FOREST PRODUCTS—1.1%
Sino-Forest Corp. (Canada)(a)	107,060	1,783,466

PERSONAL PRODUCTS—0.2%
Natura Cosmeticos SA (Brazil)	12,200	329,587

PHARMACEUTICALS—8.4%
Johnson & Johnson	66,100	4,095,556
Merck & Co., Inc.	223,916	8,242,348
Roche Holding AG (Switzerland)	10,600	1,447,636
		13,785,540

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
Brookfield Asset Management, Inc., Class A (Canada)	39,900	1,131,963
Hang Lung Group Ltd. (Hong Kong)	231,000	1,507,975
		2,639,938

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
Texas Instruments, Inc.	104,200	2,827,988

SOFTWARE—1.5%
Activision Blizzard, Inc.	81,500	881,830
Microsoft Corp.	68,300	1,672,667
		2,554,497

SPECIALTY RETAIL—2.5%
Bed Bath & Beyond, Inc. (a)	57,400	2,491,734

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—94.3%, continued
SPECIALTY RETAIL—2.5%, continued
CarMax, Inc. (a)	58,200	$ 1,621,452
		4,113,186

TRANSPORTATION INFRASTRUCTURE—1.2%
China Merchants Holdings International Co. Ltd. (Hong Kong)	557,355	2,025,740

WIRELESS TELECOMMUNICATION SERVICES—0.4%
America Movil SAB de CV, Series L- ADR (Mexico)	13,000	693,290

TOTAL COMMON STOCKS		155,015,177

COMMERCIAL PAPER—4.7%
UBS Finance Delaware LLC, 0.19%, 10/01/10	$ 7,738,000	7,737,954

CORPORATE BOND—0.8%
AUTOMOBILES—0.8%
Harley-Davidson, Inc., 15.00%, 2/01/14	1,000,000	1,325,140

CORPORATE NOTES—1.3%
DEVELOPMENT AUTHORITIES—1.3%
MMA Community Development Investment, Inc., 0.73%, 12/15/12+(b)(c)	803,000	803,000
MMA Community Development Investment, Inc., 1.10%, 12/15/11+(b)(c)	716,000	716,000
MMA Community Development Investment, Inc., 1.10%, 12/15/13+(b)(c)	716,000	658,720
TOTAL CORPORATE NOTES		2,177,720

TOTAL INVESTMENTS (Cost* $154,454,079)—101.1%		$ 166,255,991
Liabilities in excess of other assets — (1.1)%		(1,791,784)
NET ASSETS—100%		$ 164,464,207

+	Variable rate security. Rates presented are the rates in effect at September 30, 2010.

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.73%	803,000	12/2009
MMA Community Development Investment, Inc.	1.10%	716,000	12/2009
MMA Community Development Investment, Inc.	1.10%	716,000	12/2009

At September 30, 2010, these securities had an aggregate market value of $2,177,720, representing 1.3% of net assets.

(c)   Fair valued security.

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

* Represents cost for financial reporting purposes.

ADR — American Depositary Receipt
Plc — Public Liability Company

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.0%
ARGENTINA—1.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
IRSA Inversiones y Representaciones SA- ADR	83,997	$ 1,242,316

AUSTRALIA—4.6%
BANKS—1.5%
Commonwealth Bank of Australia	14,825	733,220
Westpac Banking Corp.	28,996	651,326
		1,384,546
DIVERSIFIED FINANCIALS—1.1%
ASX Ltd.	20,108	633,011
Macquarie Group Ltd.	10,517	368,692
		1,001,703
INSURANCE—0.7%
AMP Ltd.	134,798	665,777

MATERIALS—1.3%
Newcrest Mining Ltd.	32,483	1,245,497

		4,297,523
BELGIUM—0.4%
HEALTH CARE EQUIPMENT & SERVICES—0.4%
AGFA-Gevaert NV (a)	54,686	403,319

BRAZIL—0.5%
BANKS—0.5%
Banco Bradesco SA- ADR	25,068	510,886

CANADA—7.7%
ENERGY—3.9%
Canadian Natural Resources Ltd.	44,998	1,556,496
EnCana Corp.	27,528	831,806
Pacific Rubiales Energy Corp. (a)	25,864	727,229
Suncor Energy, Inc.	16,088	523,810
		3,639,341
MATERIALS—2.1%
Agnico-Eagle Mines Ltd.	14,757	1,048,190
Potash Corp of Saskatchewan, Inc.	2,369	341,231
Teck Resources Ltd., Class B	14,216	584,722
		1,974,143
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
Brookfield Asset Management, Inc., Class A	45,074	1,278,749

TECHNOLOGY HARDWARE & EQUIPMENT—0.4%
Research In Motion Ltd. (a)	7,613	370,677

		7,262,910

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.0%, continued
CHINA—6.0%
SOFTWARE & SERVICES—5.5%
Baidu, Inc.- ADR (a)	3,945	$ 404,836
Netease.com- ADR (a)	16,868	665,274
Sina Corp. (a)	38,053	1,924,721
Tencent Holdings Ltd.	30,300	662,325
VanceInfo Technologies, Inc.- ADR (a)	48,399	1,565,223
		5,222,379
TECHNOLOGY HARDWARE & EQUIPMENT—0.5%
ZTE Corp., Class H	109,200	434,894

		5,657,273
DENMARK—0.5%
TRANSPORTATION—0.5%
A.P. Moller - Maersk A/S, Class B	57	476,494

FINLAND—0.8%
INSURANCE—0.3%
Sampo OYJ, Class A	12,399	334,847

TECHNOLOGY HARDWARE & EQUIPMENT—0.5%
Nokia OYJ	45,849	460,652

		795,499
FRANCE—6.8%
AUTOMOBILES—0.3%
Peugeot SA (a)	8,683	291,962

BANKS—1.1%
BNP Paribas	14,025	997,468

CAPITAL GOODS—0.8%
Alstom SA	7,083	361,324
Cie de Saint-Gobain	9,778	434,953
		796,277
FOOD & STAPLES RETAILING—0.7%
Carrefour SA	12,936	695,084

FOOD, BEVERAGE & TOBACCO—0.6%
Danone SA	10,087	603,330

INSURANCE—0.7%
AXA SA	34,860	609,481

MEDIA—0.6%
Publicis Groupe SA	12,461	591,843

RETAILING—1.1%
PPR	6,215	1,006,121

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.0%, continued
FRANCE—6.8%, continued
TELECOMMUNICATION SERVICES—0.9%
France Telecom SA	37,208	$ 803,972

		6,395,538
GERMANY—7.7%
AUTOMOBILES—0.4%
Bayerische Motoren Werke AG	5,629	394,737

CAPITAL GOODS—0.5%
Hochtief AG	4,852	420,152

CONSUMER DURABLES & APPAREL—1.8%
Adidas AG	28,111	1,740,217

DIVERSIFIED FINANCIALS—0.7%
Deutsche Boerse AG	9,201	613,930

FOOD & STAPLES RETAILING—0.7%
Metro AG	9,660	628,820

INSURANCE—1.5%
Allianz SE	6,686	755,608
Muenchener Rueckversicherungs Gesellschaft AG	4,803	665,245
		1,420,853
MATERIALS—0.6%
BASF SE	9,142	576,468

PHARMACEUTICALS & BIOTECHNOLOGY—0.8%
Bayer AG	11,387	794,018

RETAILING—0.4%
Kloeckner & Co. SE (a)	16,857	379,290

SOFTWARE & SERVICES—0.3%
SAP AG	5,505	272,308

		7,240,793
HONG KONG—0.9%
DIVERSIFIED FINANCIALS—0.5%
Hong Kong Exchanges and Clearing Ltd.	22,400	441,137

TELECOMMUNICATION SERVICES—0.4%
China Mobile Ltd.- ADR	8,535	436,395

		877,532
INDIA—0.5%
BANKS—0.5%
ICICI Bank Ltd.- ADR	9,272	462,209

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.0%, continued
ISRAEL—0.6%
PHARMACEUTICALS & BIOTECHNOLOGY—0.6%
Teva Pharmaceutical Industries Ltd.- ADR	10,407	$ 548,969

ITALY—0.4%
BANKS—0.4%
UniCredit SpA	151,134	385,901

JAPAN—10.0%
AUTOMOBILES—3.1%
Isuzu Motors Ltd.	529,000	2,040,465
Toyota Motor Corp.	25,300	908,593
		2,949,058
CAPITAL GOODS—0.9%
Makita Corp.	27,800	881,488

DIVERSIFIED FINANCIALS—0.9%
Nomura Holdings, Inc.	109,300	528,956
ORIX Corp.	3,780	288,888
		817,844
HOUSEHOLD & PERSONAL PRODUCTS—1.3%
Unicharm Corp.	29,700	1,195,400

INSURANCE—0.4%
NKSJ Holdings, Inc. (a)	65,600	411,768

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
Tokyo Electron Ltd.	7,800	391,028

SOFTWARE & SERVICES—1.0%
Nintendo Co. Ltd.	900	224,892
Yahoo! Japan Corp.	2,215	765,221
		990,113
TECHNOLOGY HARDWARE & EQUIPMENT—0.9%
Canon, Inc.	9,700	452,582
TDK Corp.	6,600	368,028
		820,610
TRANSPORTATION—1.1%
Nippon Yusen KK	245,000	1,003,713

		9,461,022
NETHERLANDS—6.2%
CAPITAL GOODS—0.5%
Koninklijke Philips Electronics NV	13,848	435,239

COMMERCIAL SERVICES & SUPPLIES—2.3%
Brunel International NV	8,260	257,864
Randstad Holding NV (a)	21,148	960,760

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.0%, continued
NETHERLANDS—6.2%, continued
COMMERCIAL SERVICES & SUPPLIES—2.3%, continued
USG People NV (a)	59,035	$ 928,331
		2,146,955
DIVERSIFIED FINANCIALS—0.6%
ING Groep NV, CVA (a)	52,836	548,138

FOOD & STAPLES RETAILING—0.4%
Koninklijke Ahold NV	29,184	393,395

FOOD, BEVERAGE & TOBACCO—1.4%
Unilever NV, CVA	44,597	1,332,971

MATERIALS—0.5%
New World Resources NV, Class A	42,896	493,261

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
ASML Holding NV	15,052	449,585

		5,799,544
NORWAY—0.6%
TELECOMMUNICATION SERVICES—0.6%
Telenor ASA	35,776	560,259

SINGAPORE—0.5%
BANKS—0.5%
DBS Group Holdings Ltd.	43,000	460,376

SOUTH KOREA—0.5%
FOOD, BEVERAGE & TOBACCO—0.5%
Lotte Confectionery Co. Ltd.	383	449,087

SPAIN—1.8%
BANKS—0.6%
Banco Santander SA	44,003	558,900

DIVERSIFIED FINANCIALS—0.3%
Criteria Caixacorp SA	53,868	282,947

RETAILING—0.9%
Inditex SA	10,429	828,444

		1,670,291
SWEDEN—1.2%
CAPITAL GOODS—0.5%
Skanska AB, Class B	24,362	446,373

RETAILING—0.7%
Hennes & Mauritz AB (H&M), Class B	19,547	707,889

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.0%, continued
SWEDEN—1.2%, continued
		$ 1,154,262
SWITZERLAND—7.9%
CAPITAL GOODS—0.5%
ABB Ltd. (a)	22,870	482,000

CONSUMER DURABLES & APPAREL—1.8%
Swatch Group AG	4,544	1,709,578

DIVERSIFIED FINANCIALS—2.0%
Credit Suisse Group AG	27,322	1,167,785
UBS AG (a)	42,744	725,558
		1,893,343
INSURANCE—0.8%
Zurich Financial Services AG	3,114	729,817

MATERIALS—0.4%
Givaudan SA	338	345,344

PHARMACEUTICALS & BIOTECHNOLOGY—2.4%
Novartis AG	16,276	933,346
Roche Holding AG	10,182	1,390,551
		2,323,897
		7,483,979
UNITED KINGDOM—23.6%
BANKS—5.1%
Barclays plc	260,620	1,226,586
HSBC Holdings plc	205,032	2,077,447
Lloyds Banking Group plc (a)	568,793	662,275
Royal Bank of Scotland Group plc (a)	499,351	370,329
Standard Chartered plc	16,667	478,087
		4,814,724
CAPITAL GOODS—1.7%
Ashtead Group plc	375,347	648,006
Cookson Group plc (a)	68,489	588,514
Travis Perkins plc (a)	28,070	371,943
		1,608,463
COMMERCIAL SERVICES & SUPPLIES—2.1%
Experian plc	63,533	691,642
Hays plc	272,763	484,615
Intertek Group plc	15,787	453,836
Savills plc	74,239	354,531
		1,984,624
CONSUMER DURABLES—1.1%
Burberry Group plc	63,137	1,031,492

ENERGY—3.2%
BG Group plc	21,719	381,614
BP plc	179,056	1,203,312

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—92.0%, continued
UNITED KINGDOM—23.6%, continued
ENERGY—3.2%, continued
Royal Dutch Shell plc, Class A	47,296	$ 1,423,536
		3,008,462
MATERIALS—5.0%
Antofagasta plc	65,792	1,277,439
BHP Billiton plc	35,786	1,138,378
Rio Tinto plc	20,361	1,190,165
Xstrata plc	57,229	1,094,995
		4,700,977
MEDIA—0.8%
WPP plc	63,564	703,462

PHARMACEUTICALS & BIOTECHNOLOGY—1.9%
AstraZeneca plc	9,787	497,131
GlaxoSmithKline plc	65,482	1,290,450
		1,787,581
RETAILING—1.2%
Game Group plc	470,556	487,870
Kingfisher plc	95,277	350,529
Next plc	9,668	336,554
		1,174,953
TELECOMMUNICATION SERVICES—1.0%
Vodafone Group plc	399,631	986,243

TRANSPORTATION—0.5%
British Airways plc (a)	124,182	473,648

		22,274,629
UNITED STATES—1.0%
TELECOMMUNICATION SERVICES—1.0%
Telefonica SA	36,374	900,745

TOTAL COMMON STOCKS		86,771,356

PREFERRED STOCK—2.5%
GERMANY—2.5%
HEALTH CARE EQUIPMENT & SERVICES—2.5%
Fresenius SE (Preference)	29,224	2,360,099

CORPORATE NOTES—1.2%
DEVELOPMENT AUTHORITIES—1.2%
MMA Community Development Investment, Inc., 0.73%, 12/15/12+(b)(c)	$ 443,000	443,000
MMA Community Development Investment, Inc., 1.10%, 12/15/11+(b)(c)	331,000	331,000
MMA Community Development Investment, Inc., 1.10%, 12/15/13+(b)(c)	331,000	304,520
TOTAL CORPORATE NOTES		1,078,520

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
SHORT TERM INVESTMENT—4.5%
INVESTMENT COMPANY—4.5%
JPMorgan U.S. Government Money Market Fund, Agency Shares	4,264,822	$ 4,264,822

TOTAL INVESTMENTS (Cost* $77,625,983)—100.2%		$ 94,474,797
Liabilities in excess of other assets — (0.2)%		(172,687)
NET ASSETS—100%		$ 94,302,110

+	Variable rate security. Rates presented are the rates in effect at September 30, 2010.

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.73%	443,000	12/2009
MMA Community Development Investment, Inc.	1.10%	331,000	12/2009
MMA Community Development Investment, Inc.	1.10%	331,000	12/2009

At September 30, 2010, these securities had an aggregate market value of $1,078,520, representing 1.2% of net assets.

(c)	Fair valued security.

*	Represents cost for financial reporting purposes.

ADR —  American Depositary Receipt
CVA —  Dutch Certificate
plc    —  Public Liability Company

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%
AIRLINES—0.1%
Southwest Airlines Co.	3,909	$ 51,091

BEVERAGES—0.1%
Dr. Pepper Snapple Group, Inc.	1,738	61,734

BUILDING PRODUCTS—0.2%
Masco Corp.	5,766	63,484
Owens Corning (a)	1,759	45,083
		108,567

CAPITAL MARKETS—3.9%
Ameriprise Financial, Inc.	3,757	177,819
Bank of New York Mellon Corp.	13,398	350,090
BlackRock, Inc.	514	87,508
Goldman Sachs Group, Inc.	5,773	834,660
Invesco Ltd.	6,779	143,918
Legg Mason, Inc.	2,963	89,809
Morgan Stanley	14,251	351,715
		2,035,519

CHEMICALS—1.9%
Airgas, Inc.	1,218	82,763
Albemarle Corp.	1,285	60,151
Ashland, Inc.	1,112	54,232
E.I. du Pont de Nemours & Co.	10,282	458,783
FMC Corp.	861	58,901
International Flavors & Fragrances, Inc.	1,910	92,673
PPG Industries, Inc.	2,803	204,059
		1,011,562

COMMERCIAL BANKS—6.5%
BB&T Corp.	6,610	159,169
Comerica, Inc.	1,809	67,204
Fifth Third Bancorp	11,090	133,413
First Horizon National Corp. (a)	4,578	52,231
Huntington Bancshares, Inc.	10,533	59,722
KeyCorp	13,700	109,052
M&T Bank Corp.	1,320	107,989
Marshall & Ilsley Corp.	7,130	50,195
PNC Financial Services Group, Inc.	6,956	361,086
Regions Financial Corp.	16,978	123,430
SunTrust Banks, Inc.	4,445	114,814
U.S. Bancorp	22,387	484,007
Wells Fargo & Co.	60,822	1,528,457
Zions Bancorp.	1,442	30,801
		3,381,570

COMMERCIAL SERVICES & SUPPLIES—0.3%
Avery Dennison Corp.	2,140	79,437

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%, continued
COMMERCIAL SERVICES & SUPPLIES—0.3%, continued
R.R. Donnelley & Sons Co.	3,672	$ 62,277
		141,714

COMMUNICATIONS EQUIPMENT—0.4%
Motorola, Inc. (a)	16,926	144,379
Tellabs, Inc.	8,127	60,546
		204,925

COMPUTERS & PERIPHERALS—0.2%
Seagate Technology plc (a)	7,615	89,705

CONSTRUCTION & ENGINEERING—0.1%
URS Corp. (a)	1,783	67,718

CONSTRUCTION MATERIALS—0.1%
Vulcan Materials Co.	2,061	76,092

CONSUMER FINANCE—0.2%
SLM Corp. (a)	6,972	80,527

CONTAINERS & PACKAGING—0.1%
Owens-Illinois, Inc. (a)	2,703	75,846

DISTRIBUTORS—0.1%
Genuine Parts Co.	1,650	73,573

DIVERSIFIED CONSUMER SERVICES—0.1%
H&R Block, Inc.	4,703	60,904

DIVERSIFIED FINANCIAL SERVICES—9.2%
Bank of America Corp.	121,634	1,594,622
Citigroup, Inc. (a)	288,694	1,125,907
JPMorgan Chase & Co.	49,116	1,869,846
NASDAQ OMX Group, Inc. (a)	4,382	85,142
NYSE Euronext	4,404	125,822
		4,801,339

DIVERSIFIED TELECOMMUNICATION SERVICES—7.3%
AT&T, Inc.	75,615	2,162,589
CenturyLink, Inc.	5,001	197,339
Frontier Communications Corp.	9,527	77,836
Qwest Communications International, Inc.	25,255	158,349
Verizon Communications, Inc.	34,603	1,127,712
Windstream Corp.	9,242	113,584
		3,837,409

ELECTRIC UTILITIES—1.4%
NextEra Energy, Inc.	6,950	378,011

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%, continued
ELECTRIC UTILITIES—1.4%, continued
Northeast Utilities	4,607	$ 136,229
Pepco Holdings, Inc.	6,554	121,904
Pinnacle West Capital Corp.	2,837	117,083
		753,227

ELECTRICAL EQUIPMENT—0.4%
Cooper Industries plc	2,745	134,313
Rockwell Automation, Inc.	1,205	74,384
		208,697

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
Arrow Electronics, Inc. (a)	2,680	71,636
Corning, Inc.	10,605	193,860
Flextronics International Ltd. (a)	9,429	56,951
		322,447

ENERGY EQUIPMENT & SERVICES—1.0%
Nabors Industries Ltd. (a)	3,702	66,858
National Oilwell Varco, Inc.	2,924	130,030
Noble Corp.	1,629	55,044
Patterson-UTI Energy, Inc.	2,566	43,828
Pride International, Inc. (a)	3,089	90,909
Transocean Ltd. (a)	2,380	153,010
		539,679

FOOD & STAPLES RETAILING—1.1%
CVS Caremark Corp.	8,263	260,036
Safeway, Inc.	3,480	73,637
SUPERVALU, Inc.	4,544	52,392
Sysco Corp.	5,911	168,582
		554,647

FOOD PRODUCTS—2.7%
ConAgra Foods, Inc.	7,530	165,208
H.J. Heinz Co.	2,946	139,552
Hormel Foods Corp.	2,340	104,364
J. M. Smucker Co.	1,548	93,700
Kraft Foods, Inc., Class A	21,821	673,396
McCormick & Co., Inc.	3,269	137,429
Sara Lee Corp.	5,390	72,388
		1,386,037

GAS UTILITIES—0.4%
National Fuel Gas Co.	1,408	72,948
Oneok, Inc.	1,690	76,118
Questar Corp.	2,645	46,367
		195,433

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
Boston Scientific Corp. (a)	22,052	$ 135,179
CareFusion Corp. (a)	2,330	57,877
Covidien plc	5,357	215,298
Hologic, Inc. (a)	4,950	79,249
		487,603

HEALTH CARE PROVIDERS & SERVICES—2.5%
Aetna, Inc.	6,164	194,844
CIGNA Corp.	4,205	150,455
Coventry Health Care, Inc. (a)	2,032	43,749
Humana, Inc. (a)	2,757	138,512
Omnicare, Inc.	284	6,782
UnitedHealth Group, Inc.	14,042	493,014
WellPoint, Inc. (a)	4,977	281,897
		1,309,253

HOTELS, RESTAURANTS & LEISURE—1.0%
Carnival Corp.	6,173	235,870
Darden Restaurants, Inc.	1,878	80,341
Royal Caribbean Cruises Ltd. (a)	1,313	41,399
Starwood Hotels & Resorts Worldwide, Inc.	1,359	71,415
Wyndham Worldwide Corp.	2,582	70,928
		499,953

HOUSEHOLD DURABLES—1.0%
D.R. Horton, Inc.	5,775	64,218
Leggett & Platt, Inc.	2,910	66,232
Lennar Corp., Class A	2,711	41,695
Mohawk Industries, Inc. (a)	841	44,825
Newell Rubbermaid, Inc.	4,750	84,597
Stanley Black & Decker, Inc.	2,321	142,231
Whirlpool Corp.	680	55,053
		498,851

HOUSEHOLD PRODUCTS—5.0%
Church & Dwight Co., Inc.	1,268	82,344
Kimberly-Clark Corp.	5,450	354,523
Procter & Gamble Co.	35,921	2,154,182
		2,591,049

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
NRG Energy, Inc. (a)	4,298	89,484

INDUSTRIAL CONGLOMERATES—1.9%
3M Co.	8,225	713,190
Tyco International Ltd.	7,001	257,146
		970,336

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%, continued
INSURANCE—9.3%
ACE Ltd.	4,050	$ 235,913
Aflac, Inc.	2,351	121,570
Allstate Corp.	7,809	246,374
American International Group, Inc. (a)	1,782	69,676
AON Corp.	3,080	120,459
Assurant, Inc.	2,380	96,866
Axis Capital Holdings Ltd.	2,896	95,394
Berkshire Hathaway, Inc., Class B (a)	7,787	643,829
Chubb Corp.	5,190	295,778
Cincinnati Financial Corp.	3,180	91,743
Everest Re Group Ltd.	1,250	108,088
Fidelity National Financial, Inc., Class A	3,675	57,734
Genworth Financial, Inc., Class A (a)	7,019	85,772
Hartford Financial Services Group, Inc.	5,940	136,323
Lincoln National Corp.	4,385	104,889
Loews Corp.	5,564	210,876
Markel Corp. (a)	219	75,465
Marsh & McLennan Cos., Inc.	6,770	163,292
MetLife, Inc.	11,342	436,100
Principal Financial Group, Inc.	4,754	123,224
Progressive Corp.	7,694	160,574
Prudential Financial, Inc.	4,439	240,505
RenaissanceRe Holdings Ltd.	1,607	96,356
Torchmark Corp.	1,589	84,439
Transatlantic Holdings, Inc.	1,150	58,443
Travelers Cos., Inc.	6,259	326,094
Unum Group	4,968	110,041
White Mountains Insurance Group Ltd.	180	55,523
Willis Group Holdings plc	3,790	116,808
XL Group plc	4,703	101,867
		4,870,015

INTERNET & CATALOG RETAIL—0.2%
Liberty Media Corp. - Interactive, Series A (a)	7,606	104,278

INTERNET SOFTWARE & SERVICES—0.2%
AOL, Inc. (a)	3,642	90,139

IT SERVICES—0.2%
Fidelity National Information Services, Inc.	3,883	105,346

LEISURE EQUIPMENT & PRODUCTS—0.4%
Hasbro, Inc.	2,037	90,667
Mattel, Inc.	5,796	135,974
		226,641

LIFE SCIENCES TOOLS & SERVICES—0.4%
Thermo Fisher Scientific, Inc. (a)	4,687	224,414

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%, continued
MACHINERY—1.0%
Harsco Corp.	1,722	$ 42,327
Illinois Tool Works, Inc.	6,373	299,658
Ingersoll-Rand plc	4,701	167,873
		509,858

MEDIA—4.4%
CBS Corp., Class B	9,008	142,867
Comcast Corp. - Special, Class A	4,446	75,626
Comcast Corp., Class A	23,678	428,098
DISH Network Corp., Class A	2,810	53,840
Gannett Co., Inc.	3,372	41,240
News Corp., Class A	19,619	256,224
Time Warner Cable, Inc.	4,969	268,276
Time Warner, Inc.	13,342	408,932
Viacom, Inc., Class B	4,904	177,476
Walt Disney Co.	13,772	455,991
		2,308,570

METALS & MINING—0.4%
Nucor Corp.	2,552	97,486
Steel Dynamics, Inc.	3,597	50,754
United States Steel Corp.	1,522	66,725
		214,965

MULTILINE RETAIL—0.4%
J.C. Penney Co., Inc.	1,398	37,998
Macy's, Inc.	6,152	142,050
Sears Holdings Corp. (a)	216	15,582
		195,630

MULTI-UTILITIES—2.2%
Alliant Energy Corp.	2,675	97,236
CenterPoint Energy, Inc.	8,988	141,291
Consolidated Edison, Inc.	5,320	256,530
DTE Energy Co.	2,550	117,122
MDU Resources Group, Inc.	4,677	93,306
NiSource, Inc.	5,550	96,570
Wisconsin Energy Corp.	2,613	151,032
Xcel Energy, Inc.	9,154	210,267
		1,163,354

OFFICE ELECTRONICS—0.4%
Xerox Corp.	19,510	201,928

OIL, GAS & CONSUMABLE FUELS—7.0%
Apache Corp.	4,819	471,106
Arch Coal, Inc.	2,100	56,091
Cabot Oil & Gas Corp.	1,057	31,826
Chesapeake Energy Corp.	9,312	210,917

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%, continued
OIL, GAS & CONSUMABLE FUELS—7.0%, continued
Cimarex Energy Co.	1,289	$ 85,306
ConocoPhillips	17,133	983,948
Denbury Resources, Inc. (a)	4,479	71,171
Devon Energy Corp.	3,655	236,625
Forest Oil Corp. (a)	2,094	62,192
Hess Corp.	3,885	229,681
Marathon Oil Corp.	10,627	351,754
Murphy Oil Corp.	2,243	138,887
Newfield Exploration Co. (a)	2,066	118,671
Noble Energy, Inc.	1,600	120,144
QEP Resources, Inc.	2,645	79,720
Spectra Energy Corp.	9,524	214,766
Williams Cos., Inc.	8,984	171,684
		3,634,489

PAPER & FOREST PRODUCTS—0.2%
MeadWestvaco Corp.	2,902	70,751
Weyerhaeuser Co.	3,205	50,511
		121,262

PHARMACEUTICALS—10.7%
Abbott Laboratories	12,601	658,276
Bristol-Myers Squibb Co.	22,150	600,487
Eli Lilly & Co.	14,060	513,612
Forest Laboratories, Inc. (a)	5,227	161,671
Johnson & Johnson	35,166	2,178,885
King Pharmaceuticals, Inc. (a)	6,184	61,593
Merck & Co., Inc.	37,736	1,389,062
		5,563,586

PROFESSIONAL SERVICES—0.1%
Manpower, Inc.	915	47,763

REAL ESTATE INVESTMENT TRUSTS (REITS)—4.2%
AMB Property Corp. REIT	2,750	72,793
Annaly Capital Management, Inc. REIT	4,777	84,075
AvalonBay Communities, Inc. REIT	1,262	131,160
Boston Properties, Inc. REIT	1,496	124,348
Duke Realty Corp. REIT	4,136	47,936
Equity Residential REIT	4,000	190,280
Federal Realty Investment Trust REIT	1,074	87,703
HCP, Inc. REIT	4,495	161,730
Host Hotels & Resorts, Inc. REIT	5,980	86,590
Kimco Realty Corp. REIT	6,550	103,162
Liberty Property Trust REIT	2,156	68,776
Macerich Co. REIT	1,986	85,299
Plum Creek Timber Co., Inc. REIT	1,130	39,889
ProLogis REIT	6,068	71,481
Rayonier, Inc. REIT	1,300	65,156

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%, continued
REAL ESTATE INVESTMENT TRUSTS (REITS)—4.2%, continued
Regency Centers Corp. REIT	1,634	$ 64,494
Simon Property Group, Inc. REIT	2,167	200,968
SL Green Realty Corp. REIT	1,136	71,943
UDR, Inc. REIT	2,982	62,980
Ventas, Inc. REIT	2,371	122,272
Vornado Realty Trust REIT	2,270	194,153
Weingarten Realty Investors REIT	2,084	45,473
		2,182,661

ROAD & RAIL—0.6%
CSX Corp.	5,767	319,030

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
Analog Devices, Inc.	2,708	84,977
Applied Materials, Inc.	19,767	230,879
Intel Corp.	42,531	817,871
KLA-Tencor Corp.	3,035	106,923
LSI Corp. (a)	11,770	53,671
Maxim Integrated Products, Inc.	4,493	83,165
Microchip Technology, Inc.	2,894	91,016
Micron Technology, Inc. (a)	12,628	91,048
Xilinx, Inc.	2,827	75,227
		1,634,777

SOFTWARE—0.2%
Synopsys, Inc. (a)	3,565	88,305

SPECIALTY RETAIL—1.2%
Foot Locker, Inc.	2,614	37,982
Gap, Inc.	3,155	58,809
Home Depot, Inc.	12,827	406,359
Limited Brands, Inc.	4,015	107,522
		610,672

TEXTILES, APPAREL & LUXURY GOODS—0.2%
VF Corp.	1,234	99,979

THRIFTS & MORTGAGE FINANCE—0.2%
Hudson City Bancorp, Inc.	850	10,421
New York Community Bancorp, Inc.	5,331	86,629
People's United Financial, Inc.	2,614	34,217
		131,267

WATER UTILITIES—0.1%
Aqua America, Inc.	1,894	38,638

WIRELESS TELECOMMUNICATION SERVICES—0.4%
Sprint Nextel Corp. (a)	42,572	197,108

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—98.6%, continued
WIRELESS TELECOMMUNICATION SERVICES—0.4%, continued
Telephone & Data Systems, Inc.	1,172	$ 38,442
		235,550

TOTAL COMMON STOCKS		51,489,608

CORPORATE NOTES—1.4%
DEVELOPMENT AUTHORITIES—1.4%
MMA Community Development Investment, Inc., 0.73%, 12/15/12+(b)(c)	$ 175,000	175,000
MMA Community Development Investment, Inc., 1.10%, 12/15/11+(b)(c)	292,500	292,500
MMA Community Development Investment, Inc., 1.10%, 12/15/13+(b)(c)	292,500	269,100
TOTAL CORPORATE NOTES		736,600

SHORT TERM INVESTMENT—0.2%
INVESTMENT COMPANY—0.2%
JPMorgan U.S. Government Money Market Fund, Agency Shares	128,939	128,939

TOTAL INVESTMENTS (Cost* $51,027,819)—100.2%		$ 52,355,147
Liabilities in excess of other assets — (0.2)%		(124,840)
NET ASSETS—100%		$ 52,230,307

+	Variable rate security. Rates presented are the rates in effect at September 30, 2010.

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.73%	175,000	12/2009
MMA Community Development Investment, Inc.	1.10%	292,500	12/2009
MMA Community Development Investment, Inc.	1.10%	292,500	12/2009

At September 30, 2010, these securities had an aggregate market value of $736,600, representing 1.4% of net assets.

(c)	Fair valued security.

*	Represents cost for financial reporting purposes.

plc —	Public Liability Company
REIT —	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%
AIR FREIGHT & LOGISTICS—2.1%
CH Robinson Worldwide, Inc.	1,398	$ 97,748
Expeditors International of Washington, Inc.	1,266	58,527
FedEx Corp.	2,084	178,182
United Parcel Service, Inc., Class B	4,421	294,837
		629,294

AIRLINES—0.4%
Delta Air Lines, Inc. (a)	5,110	59,480
Southwest Airlines Co.	3,394	44,360
		103,840

AUTO COMPONENTS—0.5%
Johnson Controls, Inc.	5,320	162,260

AUTOMOBILES—1.0%
Ford Motor Co. (a)	19,850	242,964
Harley-Davidson, Inc.	1,740	49,486
		292,450

BEVERAGES—4.8%
Coca-Cola Co.	11,921	697,617
Coca-Cola Enterprises, Inc.	1,953	60,543
Dr. Pepper Snapple Group, Inc.	1,081	38,397
Hansen Natural Corp. (a)	767	35,758
PepsiCo, Inc.	9,069	602,544
		1,434,859

BIOTECHNOLOGY—3.6%
Amgen, Inc. (a)	5,575	307,238
Amylin Pharmaceuticals, Inc. (a)	1,504	31,358
Biogen Idec, Inc. (a)	2,195	123,183
Celgene Corp. (a)	3,239	186,599
Cephalon, Inc. (a)	392	24,477
Genzyme Corp. (a)	2,096	148,376
Gilead Sciences, Inc. (a)	5,518	196,496
Vertex Pharmaceuticals, Inc. (a)	1,259	43,524
		1,061,251

CAPITAL MARKETS—2.1%
Charles Schwab Corp.	7,996	111,144
Eaton Vance Corp.	1,115	32,380
Franklin Resources, Inc.	1,327	141,856
Northern Trust Corp.	1,081	52,148
State Street Corp.	3,759	141,564
T. Rowe Price Group, Inc.	2,344	117,352
TD Ameritrade Holding Corp. (a)	1,431	23,111
		619,555

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%, continued
CHEMICALS—2.0%
Air Products & Chemicals, Inc.	1,602	$ 132,678
Celanese Corp., Series A	1,066	34,218
CF Industries Holdings, Inc.	458	43,739
Ecolab, Inc.	1,178	59,772
Lubrizol Corp.	480	50,865
Nalco Holding Co.	1,153	29,067
Praxair, Inc.	2,111	190,539
Sigma-Aldrich Corp.	636	38,402
		579,280

COMMERCIAL BANKS—0.2%
CIT Group, Inc. (a)	1,529	62,414

COMMERCIAL SERVICES & SUPPLIES—0.2%
Copart, Inc. (a)	479	15,792
Iron Mountain, Inc.	897	20,039
Stericycle, Inc. (a)	539	37,450
		73,281

COMMUNICATIONS EQUIPMENT—4.8%
Cisco Systems, Inc. (a)	34,974	765,931
Juniper Networks, Inc. (a)	4,480	135,968
Motorola, Inc. (a)	8,846	75,456
QUALCOMM, Inc.	9,946	448,764
		1,426,119

COMPUTERS & PERIPHERALS—9.7%
Apple, Inc. (a)	5,590	1,586,163
Dell, Inc. (a)	12,490	161,870
EMC Corp. (a)	14,231	289,032
Hewlett-Packard Co.	14,450	607,911
NetApp, Inc. (a)	2,863	142,549
SanDisk Corp. (a)	1,292	47,352
Western Digital Corp. (a)	1,034	29,355
		2,864,232

CONSTRUCTION & ENGINEERING—0.3%
Fluor Corp.	972	48,143
Foster Wheeler AG (a)	951	23,261
Quanta Services, Inc. (a)	1,121	21,389
		92,793

CONSTRUCTION MATERIALS—0.1%
Martin Marietta Materials, Inc.	325	25,015

CONSUMER FINANCE—1.7%
American Express Co.	6,900	290,007
Capital One Financial Corp.	3,632	143,646

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%, continued
CONSUMER FINANCE—1.7%, continued
Discover Financial Services	3,658	$ 61,015
		494,668

CONTAINERS & PACKAGING—0.1%
Crown Holdings, Inc. (a)	1,105	31,669

DIVERSIFIED CONSUMER SERVICES—0.2%
Apollo Group, Inc., Class A (a)	806	41,388
ITT Educational Services, Inc. (a)	341	23,962
		65,350

DIVERSIFIED FINANCIAL SERVICES—0.6%
CME Group, Inc., Class A	353	91,939
IntercontinentalExchange, Inc. (a)	406	42,516
Moody's Corp.	1,588	39,668
		174,123

ELECTRICAL EQUIPMENT—1.1%
AMETEK, Inc.	612	29,235
Emerson Electric Co.	4,766	250,978
Roper Industries, Inc.	635	41,389
		321,602

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
Corning, Inc.	6,553	119,789

ENERGY EQUIPMENT & SERVICES—1.3%
Cameron International Corp. (a)	1,560	67,018
Diamond Offshore Drilling, Inc.	361	24,465
FMC Technologies, Inc. (a)	733	50,056
Helmerich & Payne, Inc.	935	37,830
National Oilwell Varco, Inc.	1,183	52,608
Noble Corp.	771	26,052
Schlumberger Ltd.	1,080	66,539
Weatherford International Ltd. (a)	3,967	67,836
		392,404

FOOD & STAPLES RETAILING—4.2%
Costco Wholesale Corp.	3,053	196,888
CVS Caremark Corp.	3,476	109,390
Kroger Co.	4,956	107,347
Walgreen Co.	6,574	220,229
Wal-Mart Stores, Inc.	11,454	613,018
		1,246,872

FOOD PRODUCTS—1.5%
General Mills, Inc.	4,766	174,150
H.J. Heinz Co.	1,196	56,654
Hershey Co.	837	39,833

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%, continued
FOOD PRODUCTS—1.5%, continued
Kellogg Co.	1,539	$ 77,735
Mead Johnson Nutrition Co.	1,738	98,910
		447,282

HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
Baxter International, Inc.	3,841	183,254
Beckman Coulter, Inc.	569	27,762
Becton Dickinson and Co.	1,004	74,396
C.R. Bard, Inc.	413	33,631
DENTSPLY International, Inc	992	31,714
Hospira, Inc. (a)	1,027	58,549
Intuitive Surgical, Inc. (a)	220	62,423
Medtronic, Inc.	6,960	233,717
ResMed, Inc. (a)	1,256	41,209
St. Jude Medical, Inc. (a)	1,572	61,842
Stryker Corp.	1,630	81,582
Varian Medical Systems, Inc. (a)	842	50,941
Zimmer Holdings, Inc. (a)	1,166	61,017
		1,002,037

HEALTH CARE PROVIDERS & SERVICES—2.8%
AmerisourceBergen Corp.	1,765	54,115
Cardinal Health, Inc.	3,249	107,347
DaVita, Inc. (a)	1,440	99,403
Express Scripts, Inc. (a)	3,708	180,580
Henry Schein, Inc. (a)	571	33,449
Laboratory Corp of America Holdings (a)	706	55,371
McKesson Corp.	1,533	94,709
Medco Health Solutions, Inc. (a)	3,316	172,631
Quest Diagnostics, Inc.	876	44,212
		841,817

HEALTH CARE TECHNOLOGY—0.1%
Cerner Corp. (a)	456	38,299

HOTELS, RESTAURANTS & LEISURE—3.1%
Marriott International, Inc., Class A	2,965	106,236
McDonald's Corp.	6,438	479,695
Starbucks Corp.	6,109	156,268
Yum! Brands, Inc.	3,662	168,672
		910,871

HOUSEHOLD DURABLES—0.1%
Toll Brothers, Inc. (a)	1,321	25,125

HOUSEHOLD PRODUCTS—1.1%
Clorox Co.	983	65,625
Colgate-Palmolive Co.	2,972	228,428

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%, continued
HOUSEHOLD PRODUCTS—1.1%, continued
Energizer Holdings, Inc. (a)	479	$ 32,203
		326,256

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
AES Corp. (a)	4,097	46,501

INSURANCE—0.5%
Aflac, Inc.	2,539	131,292
Brown & Brown, Inc.	1,455	29,376
		160,668

INTERNET & CATALOG RETAIL—1.8%
Amazon.com, Inc. (a)	2,267	356,055
Expedia, Inc.	2,983	84,150
priceline.com, Inc. (a)	275	95,794
		535,999

INTERNET SOFTWARE & SERVICES—4.2%
Akamai Technologies, Inc. (a)	1,041	52,237
eBay, Inc. (a)	7,912	193,053
Google, Inc., Class A (a)	1,479	777,643
VeriSign, Inc. (a)	2,862	90,840
Yahoo!, Inc. (a)	10,127	143,500
		1,257,273

IT SERVICES—7.1%
Accenture plc, Class A	4,213	179,010
Automatic Data Processing, Inc.	3,763	158,159
Cognizant Technology Solutions Corp., Class A (a)	2,450	157,952
Fiserv, Inc. (a)	1,765	94,992
Hewitt Associates, Inc., Class A (a)	849	42,815
International Business Machines Corp.	6,828	915,908
Mastercard, Inc., Class A	720	161,280
Paychex, Inc.	1,693	46,541
Teradata Corp. (a)	1,331	51,323
Visa, Inc., Class A	3,036	225,453
Western Union Co.	3,868	68,348
		2,101,781

LIFE SCIENCES TOOLS & SERVICES—0.7%
Covance, Inc. (a)	508	23,769
Illumina, Inc. (a)	784	38,573
Life Technologies Corp. (a)	2,060	96,182
Waters Corp. (a)	650	46,007
		204,531

MACHINERY—2.0%
Bucyrus International, Inc.	513	35,577
Cummins, Inc.	1,604	145,290

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%, continued
MACHINERY—2.0%, continued
Deere & Co.	2,959	$ 206,479
Flowserve Corp.	362	39,610
Joy Global, Inc.	746	52,459
PACCAR, Inc.	2,221	106,941
		586,356

MEDIA—3.0%
Cablevision Systems Corp., Class A	3,250	85,118
DIRECTV, Class A (a)	6,051	251,903
Discovery Communications, Inc., Class A (a)	1,172	51,041
Discovery Communications, Inc., Class C (a)	1,116	42,620
Interpublic Group of Cos., Inc. (a)	4,104	41,163
Liberty Global, Inc., Class A (a)	1,054	32,474
McGraw-Hill Cos., Inc.	1,927	63,707
News Corp., Class B	3,227	48,599
Omnicom Group, Inc.	1,884	74,380
Viacom, Inc., Class B	1,197	43,319
Walt Disney Co.	4,840	160,252
		894,576

METALS & MINING—0.4%
Cliffs Natural Resources, Inc.	875	55,930
United States Steel Corp.	609	26,699
Walter Energy, Inc.	359	29,183
		111,812

MULTILINE RETAIL—1.7%
Dollar Tree, Inc. (a)	925	45,103
Family Dollar Stores, Inc.	952	42,040
Kohl's Corp. (a)	2,523	132,912
Nordstrom, Inc.	1,194	44,417
Target Corp.	4,561	243,740
		508,212

OIL, GAS & CONSUMABLE FUELS—2.5%
Alpha Natural Resources, Inc. (a)	756	31,109
Anadarko Petroleum Corp.	3,402	194,084
Denbury Resources, Inc. (a)	1,340	21,293
El Paso Corp.	4,420	54,719
EOG Resources, Inc.	1,873	174,133
EQT Corp.	838	30,218
Noble Energy, Inc.	418	31,388
Petrohawk Energy Corp. (a)	1,464	23,629
Pioneer Natural Resources Co.	756	49,163
Range Resources Corp.	907	34,584
Southwestern Energy Co. (a)	1,843	61,630
Ultra Petroleum Corp. (a)	878	36,858
		742,808

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%, continued
PAPER & FOREST PRODUCTS—0.4%
International Paper Co.	2,768	$ 60,204
Weyerhaeuser Co.	2,840	44,758
		104,962

PERSONAL PRODUCTS—0.4%
Avon Products, Inc.	2,561	82,234
Estee Lauder Cos., Inc., Class A	790	49,951
		132,185

PHARMACEUTICALS—1.4%
Abbott Laboratories	3,355	175,265
Allergan, Inc./United States	2,365	157,343
Mylan, Inc. (a)	1,971	37,075
Perrigo Co.	673	43,220
		412,903

PROFESSIONAL SERVICES—0.3%
Dun & Bradstreet Corp.	294	21,797
FTI Consulting, Inc. (a)	370	12,836
IHS, Inc., Class A (a)	373	25,364
Robert Half International, Inc.	1,189	30,914
		90,911

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.0%
Host Hotels & Resorts, Inc. REIT	2,065	29,901
Public Storage REIT	1,346	130,616
Simon Property Group, Inc. REIT	1,319	122,324
		282,841

ROAD & RAIL—0.6%
J.B. Hunt Transport Services, Inc.	507	17,593
Norfolk Southern Corp.	2,750	163,652
		181,245

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
Altera Corp.	2,029	61,195
Broadcom Corp., Class A	2,617	92,615
Cree, Inc. (a)	700	38,003
First Solar, Inc. (a)	548	80,748
Intel Corp.	12,170	234,029
Lam Research Corp. (a)	628	26,282
Marvell Technology Group Ltd. (a)	3,343	58,536
MEMC Electronic Materials, Inc. (a)	1,802	21,480
NVIDIA Corp. (a)	3,331	38,906
SunPower Corp., Class A (a)	637	9,173
SunPower Corp., Class B (a)	464	6,431
Texas Instruments, Inc.	6,696	181,729
		849,127

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%, continued
SOFTWARE—8.8%
Activision Blizzard, Inc.	3,596	$ 38,909
Adobe Systems, Inc. (a)	4,171	109,072
Autodesk, Inc. (a)	2,793	89,292
BMC Software, Inc. (a)	962	38,942
CA, Inc.	2,481	52,399
Citrix Systems, Inc. (a)	1,171	79,909
Electronic Arts, Inc. (a)	2,092	34,371
Intuit, Inc. (a)	1,857	81,355
McAfee, Inc. (a)	1,766	83,461
Microsoft Corp.	46,823	1,146,695
Nuance Communications, Inc. (a)	1,773	27,730
Oracle Corp.	23,394	628,129
Red Hat, Inc. (a)	1,450	59,450
Salesforce.com, Inc. (a)	717	80,160
Symantec Corp. (a)	4,563	69,221
		2,619,095

SPECIALTY RETAIL—3.3%
AutoZone, Inc. (a)	164	37,541
Bed Bath & Beyond, Inc. (a)	1,559	67,676
Best Buy Co., Inc.	2,921	119,265
CarMax, Inc. (a)	1,462	40,731
GameStop Corp., Class A (a)	1,014	19,986
Home Depot, Inc.	3,227	102,231
Lowe's Cos., Inc.	9,444	210,507
O'Reilly Automotive, Inc. (a)	964	51,285
PetSmart, Inc.	1,009	35,315
Ross Stores, Inc.	902	49,267
Staples, Inc.	5,922	123,888
TJX Cos., Inc.	2,425	108,228
		965,920

TEXTILES, APPAREL & LUXURY GOODS—1.3%
Coach, Inc.	2,864	123,038
NIKE, Inc., Class B	2,630	210,768
Polo Ralph Lauren Corp.	478	42,953
		376,759

TRADING COMPANIES & DISTRIBUTORS—0.3%
Fastenal Co.	977	51,967
W.W. Grainger, Inc.	402	47,882
		99,849

WIRELESS TELECOMMUNICATION SERVICES—1.0%
American Tower Corp., Class A (a)	3,143	161,110
Crown Castle International Corp. (a)	1,874	82,737

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—99.3%, continued
WIRELESS TELECOMMUNICATION SERVICES—1.0%, continued
NII Holdings, Inc. (a)	1,258	$ 51,704
		295,551

TOTAL COMMON STOCKS		29,426,672

CORPORATE NOTES—0.6%
COMMUNITY DEVELOPMENT—0.6%
MMA Community Development Investment, Inc., 0.73%, 12/31/10+(b)(c)	$ 35,000	35,000
MMA Community Development Investment, Inc., 1.10%, 12/31/10+(b)(c)	155,000	155,000
TOTAL CORPORATE NOTES		190,000

SHORT TERM INVESTMENT—0.6%
INVESTMENT COMPANY—0.6%
JPMorgan U.S. Government Money Market Fund, Agency Shares	181,307	181,307

TOTAL INVESTMENTS (Cost* $28,732,470)—100.5%		$ 29,797,979
Liabilities in excess of other assets — (0.5)%		(162,433)
NET ASSETS—100%		$ 29,635,546

+	Variable rate security. Rates presented are the rates in effect at September 30, 2010.

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.73%	35,000	12/2007
MMA Community Development Investment, Inc.	1.10%	155,000	12/2007

At September 30, 2010, these securities had an aggregate market value of $190,000, representing 0.6% of net assets.

(c)	Fair valued security.

*	Represents cost for financial reporting purposes.

plc — Public Liability Company
REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.3%
AIR FREIGHT & LOGISTICS—2.6%
Forward Air Corp.	14,000	$ 364,000
UTi Worldwide, Inc.	21,150	340,092
		704,092

CAPITAL MARKETS—1.9%
Evercore Partners, Inc., Class A	7,950	227,449
Raymond James Financial, Inc.	11,500	291,295
		518,744

CHEMICALS—1.1%
Calgon Carbon Corp. (a)	20,700	300,150

COMMERCIAL BANKS—7.2%
First Horizon National Corp. (a)	24,142	275,462
Glacier Bancorp, Inc.	21,750	317,550
Home Bancshares, Inc.	11,450	232,664
Prosperity Bancshares, Inc.	10,000	324,700
Synovus Financial Corp.	114,500	281,670
Texas Capital Bancshares, Inc. (a)	15,300	264,231
Umpqua Holdings Corp.	21,750	246,645
		1,942,922

COMMERCIAL SERVICES & SUPPLIES—1.9%
Copart, Inc. (a)	7,550	248,924
Interface, Inc., Class A	18,550	263,966
		512,890

COMMUNICATIONS EQUIPMENT—1.5%
Arris Group, Inc. (a)	16,100	157,297
Brocade Communications Systems, Inc. (a)	42,700	249,368
		406,665

COMPUTERS & PERIPHERALS—3.5%
Compellent Technologies, Inc. (a)	23,000	418,140
Netezza Corp. (a)	19,400	522,830
		940,970

CONSUMER FINANCE—2.8%
Cash America International, Inc.	10,150	355,250
First Cash Financial Services, Inc. (a)	14,450	400,988
		756,238

CONTAINERS & PACKAGING—1.2%
Silgan Holdings, Inc.	10,050	318,585

DISTRIBUTORS—1.2%
LKQ Corp. (a)	14,850	308,880

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.3%, continued
DIVERSIFIED CONSUMER SERVICES—0.6%
American Public Education, Inc. (a)	4,650	$ 152,799

ELECTRICAL EQUIPMENT—1.6%
Baldor Electric Co.	10,800	436,320

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.9%
National Instruments Corp.	12,650	413,149
Rofin-Sinar Technologies, Inc. (a)	12,150	308,367
Trimble Navigation Ltd. (a)	9,200	322,368
		1,043,884

ENERGY EQUIPMENT & SERVICES—4.6%
Atwood Oceanics, Inc. (a)	7,750	235,988
CARBO Ceramics, Inc.	3,950	319,950
Core Laboratories NV	3,750	330,150
Dril-Quip, Inc. (a)	5,550	344,710
		1,230,798

FOOD & STAPLES RETAILING—1.2%
Ruddick Corp.	9,250	320,790

HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
American Medical Systems Holdings, Inc. (a)	16,550	324,049
Conceptus, Inc. (a)	2,350	32,313
Merit Medical Systems, Inc. (a)	16,300	259,007
NuVasive, Inc. (a)	4,150	145,831
Zoll Medical Corp. (a)	4,300	138,761
		899,961

HEALTH CARE PROVIDERS & SERVICES—5.3%
Health Management Associates, Inc., Class A (a)	33,050	253,163
HMS Holdings Corp. (a)	2,300	135,562
MWI Veterinary Supply, Inc. (a)	10,650	614,718
PSS World Medical, Inc. (a)	19,050	407,289
		1,410,732

HEALTH CARE TECHNOLOGY—1.2%
MedAssets, Inc. (a)	15,700	330,328

HOTELS, RESTAURANTS & LEISURE—1.7%
Buffalo Wild Wings, Inc. (a)	2,900	138,881
Life Time Fitness, Inc. (a)	8,250	325,627
		464,508

HOUSEHOLD DURABLES—0.9%
Tempur-Pedic International, Inc. (a)	8,150	252,650

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.3%, continued
INDUSTRIAL CONGLOMERATES—0.9%
Raven Industries, Inc.	6,550	$ 248,180

INTERNET SOFTWARE & SERVICES—3.4%
Art Technology Group, Inc. (a)	68,632	283,450
Digital River, Inc. (a)	9,500	323,380
LogMeIn, Inc. (a)	8,350	300,433
		907,263

LIFE SCIENCES TOOLS & SERVICES—3.0%
Dionex Corp. (a)	1,800	155,592
Parexel International Corp. (a)	14,650	338,854
Techne Corp.	5,150	317,910
		812,356

MACHINERY—6.1%
Actuant Corp., Class A	13,200	303,072
Astec Industries, Inc. (a)	8,800	251,064
CIRCOR International, Inc.	9,250	292,300
CLARCOR, Inc.	10,250	395,958
Middleby Corp. (a)	6,300	399,357
		1,641,751

MARINE—1.3%
Kirby Corp. (a)	8,900	356,534

MEDIA—3.3%
Cinemark Holdings, Inc.	14,700	236,670
Live Nation Entertainment, Inc. (a)	34,750	343,330
National CineMedia, Inc.	16,950	303,405
		883,405

METALS & MINING—2.7%
Carpenter Technology Corp.	13,400	451,714
Haynes International, Inc.	7,850	274,122
		725,836

OIL, GAS & CONSUMABLE FUELS—4.9%
Brigham Exploration Co. (a)	21,950	411,563
Oasis Petroleum, Inc. (a)	12,300	238,251
Rosetta Resources, Inc. (a)	14,750	346,477
SM Energy Co.	8,350	312,791
		1,309,082

PHARMACEUTICALS—1.4%
Endo Pharmaceuticals Holdings, Inc. (a)	11,300	375,612

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—96.3%, continued
PROFESSIONAL SERVICES—1.8%
Administaff, Inc.	17,800	$ 479,354

SOFTWARE—5.8%
ANSYS, Inc. (a)	6,500	274,625
Aspen Technology, Inc. (a)	22,500	233,325
MicroStrategy, Inc., Class A (a)	3,700	320,457
Nuance Communications, Inc. (a)	13,600	212,704
TIBCO Software, Inc. (a)	29,350	520,669
		1,561,780

SPECIALTY RETAIL—8.3%
DSW, Inc., Class A (a)	11,750	337,225
Hibbett Sports, Inc. (a)	14,900	371,755
Lumber Liquidators Holdings, Inc. (a)	10,050	246,928
Monro Muffler Brake, Inc.	8,300	382,713
Tractor Supply Co.	12,550	497,733
Ulta Salon Cosmetics & Fragrance, Inc. (a)	13,200	385,440
		2,221,794

TEXTILES, APPAREL & LUXURY GOODS—2.4%
Crocs, Inc. (a)	28,250	367,533
Warnaco Group, Inc. (a)	5,650	288,884
		656,417

TRADING COMPANIES & DISTRIBUTORS—1.7%
WESCO International, Inc. (a)	11,350	445,941

TOTAL COMMON STOCKS		25,878,211

CORPORATE NOTES—0.7%
DEVELOPMENT AUTHORITIES—0.7%
MMA Community Development Investment, Inc., 0.73%, 12/31/10+(b)(c)	$ 80,000	80,000
MMA Community Development Investment, Inc., 1.10%, 12/31/10+(b)(c)	120,000	120,000
TOTAL CORPORATE NOTES		200,000

SHORT TERM INVESTMENT—0.9%
INVESTMENT COMPANY—0.9%
JPMorgan U.S. Government Money Market Fund, Agency Shares	244,574	244,574

TOTAL INVESTMENTS (Cost* $21,486,378)—97.9%		$ 26,322,785
Other assets in excess of liabilities — 2.1%		560,364
NET ASSETS—100%		$ 26,883,149

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments, continued
September 30, 2010 (Unaudited)

+	Variable rate security. Rates presented are the rates in effect at September 30, 2010.

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.73%	80,000	12/2007
MMA Community Development Investment, Inc.	1.10%	120,000	12/2007

At September 30, 2010, these securities had an aggregate market value of $200,000, representing 0.7% of net assets.

(c)	Fair valued security.

*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Genesis Conservative Portfolio
Schedule of portfolio investments
September 30, 2010 (Unaudited)

	SHARES	VALUE
Mutual Funds — 99.6%
MMA Praxis Core Stock Fund, Class I (a)	106,665	$ 1,236,247
MMA Praxis Growth Index Fund, Class I (a)	69,385	623,770
MMA Praxis Intermediate Income Fund, Class I (a)	782,588	8,342,384
MMA Praxis International Fund, Class I (a)(b)	99,170	1,026,414
MMA Praxis Small Cap Fund, Class I (a)(b)	37,561	320,394
MMA Praxis Value Index Fund, Class I (a)	83,104	611,647
Total Mutual Funds		12,160,856

TOTAL INVESTMENTS (Cost* $11,752,971)—99.6%		$ 12,160,856
Other assets in excess of liabilities — 0.4%		50,385
NET ASSETS—100%		$ 12,211,241

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Genesis Balanced Portfolio
Schedule of portfolio investments
September 30, 2010 (Unaudited)

	SHARES	VALUE
Mutual Funds — 99.8%
MMA Praxis Core Stock Fund, Class I (a)	531,778	$ 6,163,305
MMA Praxis Growth Index Fund, Class I (a)	262,246	2,357,591
MMA Praxis Intermediate Income Fund, Class I (a)	1,136,669	12,116,894
MMA Praxis International Fund, Class I (a)(b)	483,615	5,005,420
MMA Praxis Small Cap Fund, Class I (a)(b)	378,731	3,230,577
MMA Praxis Value Index Fund, Class I (a)	311,395	2,291,866
Total Mutual Funds		31,165,653

TOTAL INVESTMENTS (Cost* $29,984,495)—99.8%		$ 31,165,653
Other assets in excess of liabilities — 0.2%		59,077
NET ASSETS—100%		$ 31,224,730

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Genesis Growth Portfolio
Schedule of portfolio investments
September 30, 2010 (Unaudited)

	SHARES	VALUE
Mutual Funds — 99.8%
MMA Praxis Core Stock Fund, Class I (a)	510,069	$ 5,911,696
MMA Praxis Growth Index Fund, Class I (a)	267,599	2,405,719
MMA Praxis Intermediate Income Fund, Class I (a)	438,764	4,677,226
MMA Praxis International Fund, Class I (a)(b)	494,502	5,118,094
MMA Praxis Small Cap Fund, Class I (a)(b)	436,324	3,721,846
MMA Praxis Value Index Fund, Class I (a)	317,930	2,339,964
Total Mutual Funds		24,174,545

TOTAL INVESTMENTS (Cost* $23,090,535)—99.8%		$ 24,174,545
Other assets in excess of liabilities — 0.2%		50,840
NET ASSETS—100%		$ 24,225,385

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Mutual Funds
Notes to schedule of portfolio investments
September 30, 2010 (Unaudited)

ORGANIZATION:

The MMA Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of the MMA Praxis Intermediate Income Fund, the MMA Praxis Core Stock Fund, the MMA Praxis International Fund, the MMA Praxis Value Index Fund, the MMA Praxis Growth Index Fund and the MMA Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the MMA Praxis Genesis Conservative Portfolio, the MMA Praxis Genesis Balanced Portfolio, and the MMA Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). These are also referred to as the Intermediate Income Fund, Core Stock Fund, International Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio.

The Funds offer two classes of shares; Class A and Class I and the Portfolios offer Class A. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price except for the Intermediate Income Fund which is 3.75 percent.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the International Fund, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Funds’ Board of Trustees. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materiality affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments and other short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Investments in restricted securities are valued pursuant to valuation procedures approved by the Board of Trustees (the “Valuation Procedures”). The Valuation Procedures contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures. The Portfolio’s investments in the underlying MMA Praxis Funds (the “Underlying Funds”) are valued at the current day’s closing net asset value per share.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2010, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s and Portfolio’s Schedule of Portfolio Investments, which also includes a breakdown of the Fund’s and Portfolio’s investments by geographic/industry concentration as applicable.

The following is a summary of the valuation inputs used to value the Funds’ and Portfolios’ investments as of September 30, 2010:

MMA Praxis Intermediate Income Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Security	$–	$512,584	$ –	$ 512,584
Collateralized Mortgage Obligations	–	548,011	–	548,011
Commercial Mortgage Backed Securities	–	21,692,054	–	21,692,054
Foreign Bonds	–	4,392,148	–	4,392,148
Municipal Bonds	–	6,202,089	–	6,202,089
Corporate Bonds	–	133,716,054	–	133,716,054
Corporate Notes	–	–	2,800,800	2,800,800
Interest Only Bonds	–	149,924	–	149,924
U.S. Government Agencies	–	101,509,547	–	101,509,547
Investment Company	1,304,592	–	–	1,304,592
Short Term Investment	8,033,717	–	–	8,033,717
Total Investments	$9,338,309	$268,722,411	$ 2,800,800	$ 280,861,520

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2010.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	Intermediate Income Fund
Balance as of December 31, 2009	$ 2,515,000
Proceeds from Sales	—
Cost of Purchases	350,000
Change in unrealized appreciation (depreciation)	(64,200)
Balance as of September 30, 2010	$ 2,800,800

MMA Praxis Core Stock Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$ 155,015,177	$ –	$ –	$ 155,015,177
Commercial Paper	–	7,737,954	–	7,737,954
Corporate Bond	–	1,325,140	–	1,325,140
Corporate Notes	–	–	2,177,720	2,177,720
Total Investments	$ 155,015,177	$ 9,063,094	$ 2,177,720	$ 166,255,991

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	Core Stock Fund
Balance as of December 31, 2009	$ 2,935,000
Proceeds from Sales	(700,000)
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(57,280)
Balance as of September 30, 2010	$ 2,177,720

MMA Praxis International Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$ 86,771,356	$ –	$ –	$ 86,771,356
Preferred Stock	2,360,099	–	–	2,360,099
Corporate Notes	–	–	1,078,520	1,078,520
Short Term Investment	4,264,822	–	–	4,264,822
Total Investments	$ 93,396,277	$ –	$ 1,078,520	$ 94,474,797

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	$ –	$ (40,590)	$ –	$ (40,590)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent net unrealized appreciation/depreciation.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	International Fund
Balance as of December 31, 2009	$ 1,305,000
Proceeds from Sales	(200,000)
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(26,480)
Balance as of September 30, 2010	$ 1,078,520

MMA Praxis Value Index Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$ 51,489,608	$ –	$ –	$ 51,489,608
Corporate Notes	–	–	736,600	736,600
Short Term Investment	128,939	–	–	128,939
Total Investments	$ 51,618,547	$ –	$ 736,600	$ 52,355,147

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	Value Index Fund
Balance as of December 31, 2009	$ 760,000
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(23,400)
Balance as of September 30, 2010	$ 736,600

MMA Praxis Growth Index Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$ 29,426,672	$ –	$ –	$ 29,426,672
Corporate Notes	–	–	190,000	190,000
Short Term Investment	181,307	–	–	181,307
Total Investments	$ 29,607,979	$ –	$ 190,000	$ 29,797,979

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	Growth Index Fund
Balance as of December 31, 2009	$ 190,000
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of September 30, 2010	$ 190,000

MMA Praxis Small Cap Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$ 25,878,211	$ –	$ –	$ 25,878,211
Corporate Notes	–	–	200,000	200,000
Short Term Investment	244,574	–	–	244,574
Total Investments	$ 26,122,785	$ –	$ 200,000	$ 26,322,785

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	Small Cap Fund
Balance as of December 31, 2009	$ 200,000
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of September 30, 2010	$ 200,000

MMA Praxis Genesis Conservative Portfolio
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$12,160,856	$–	$–	$12,160,856
Total Investments	$12,160,856	$–	$–	$12,160,856

MMA Praxis Genesis Balanced Portfolio
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$31,165,653	$–	$–	$31,165,653
Total Investments	$31,165,653	$–	$–	$31,165,653

MMA Praxis Genesis Growth Portfolio
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$24,174,545	$–	$–	$24,174,545
Total Investments	$24,174,545	$–	$–	$24,174,545

INVESTMENT TRANSACTIONS WITH AFFILIATES:

The Portfolios invest in Underlying Funds advised by MMA Capital Management, Inc. (the “Adviser”). An issuer which is under common control with a Portfolio may be considered to be an affiliate. For the purposes of the report, the Portfolios assume the following to be an affiliated issuer:

	For the period ended September 30, 2010
Affiliate	Value at January 1, 2010 (a)	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend Income	Shares at September 30, 2010	Value at September 30, 2010
MMA Praxis Conservative Allocation Portfolio
MMA Praxis Core Stock Fund	$ -	$ 1,234,000	$ 23,633	$ (2,789)	$ -	106,665	$ 1,236,247
MMA Praxis Growth Index Fund	-	614,279	11,817	(1,391)	-	69,385	623,770
MMA Praxis Intermediate Income Fund	-	8,251,377	152,466	(92)	168,823	782,588	8,342,384
MMA Praxis International Fund	-	973,329	17,725	(2,026)	-	99,170	1,026,414
MMA Praxis Small Cap Fund	-	301,792	5,908	(826)	-	37,561	320,394
MMA Praxis Value Index Fund	-	610,001	11,817	(1,317)	-	83,104	611,647
Total	$ -			$ (8,441)	$ 168,823		$ 12,160,856

	For the period ended September 30, 2010
Affiliate	Value at January 1, 2010 (a)	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend Income	Shares at September 30, 2010	Value at September 30, 2010
MMA Praxis Balanced Allocation Portfolio
MMA Praxis Core Stock Fund	$ -	$ 6,100,753	$ 57,724	$ (6,733)	$ -	531,778	$ 6,163,305
MMA Praxis Growth Index Fund	-	2,300,605	21,646	(2,472)	-	262,246	2,357,591
MMA Praxis Intermediate Income Fund	-	11,887,765	115,449	(117)	237,407	1,136,669	12,116,894
MMA Praxis International Fund	-	4,714,411	43,293	(5,045)	-	483,615	5,005,420
MMA Praxis Small Cap Fund	-	3,021,929	28,862	(3,854)	-	378,731	3,230,577
MMA Praxis Value Index Fund	-	2,268,261	21,647	(2,387)	-	311,395	2,291,866
Total	$ -			$ (20,608)	$ 237,407		$ 31,165,653

	For the period ended September 30, 2010
Affiliate	Value at January 1, 2010 (a)	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend Income	Shares at September 30, 2010	Value at September 30, 2010
MMA Praxis Growth Allocation Portfolio
MMA Praxis Core Stock Fund	$ -	$ 5,804,331	$ 35,752	$ (4,292)	$ -	510,069	$ 5,911,696
MMA Praxis Growth Index Fund	-	2,327,057	14,300	(1,650)	-	267,599	2,405,719
MMA Praxis Intermediate Income Fund	-	4,581,556	28,602	(97)	85,370	438,764	4,677,226
MMA Praxis International Fund	-	4,771,473	28,602	(3,184)	-	494,502	5,118,094
MMA Praxis Small Cap Fund	-	3,461,668	21,451	(2,720)	-	436,324	3,721,846
MMA Praxis Value Index Fund	-	2,300,991	14,301	(1,590)	-	317,930	2,339,964
Total	$ -			$ (13,533)	$ 85,370		$ 24,174,545

(a)  Commencement of operations.

SECURITIES TRANSACTIONS AND RELATED INCOME:

Security transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

COMMUNITY DEVELOPMENT INVESTMENTS:

The Board of Trustees has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by an affiliate of the Adviser, MMA Community Development Investments, Inc. (“MMA CDI”). MMA CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Board of Trustees as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board of Trustees.

DERIVATIVE FINANCIAL INSTRUMENTS:

A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index. The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect a Fund against possible changes in the market value of its portfolio or to manage a Fund’s foreign currency exposure or to generate potential gain. All of the Trust’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Trust.

Forward Foreign Currency Exchange Contracts:

The International Fund may enter into forward foreign currency exchange contracts for the purchase or sale of specific foreign currencies at a fixed price on a future date. Risks may arise upon entering these contracts for the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The International Fund will enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time the International Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Settlement	To Receive/			Initial	Market	Net Unrealized	Net Unrealized
Date	To Deliver		Counterparty	Value	Value	Appreciation	(Depreciation)
Contracts to Buy
10/5/2010	165,544	CAD	JPMorgan Chase & Co.	$160,928	$160,891	$ —	$ (37)
10/5/2010	397,576	GBP	JPMorgan Chase & Co.	624,945	624,547	—	(398)
10/4/2010	14,427	GBP	State Street Corp.	22,784	22,665	—	(119)
10/5/2010	98,308	GBP	State Street Corp.	154,403	154,431	28	—
11/12/2010	1,305,500	GBP	State Street Corp.	2,037,690	2,050,262	12,572	—
10/1/2010	12,980,426	JPY	State Street Corp.	154,400	155,491	1,091	—
Contracts to Sell
10/1/2010	59,820	EUR	State Street Corp.	81,091	81,549	—	(458)
11/12/2010	1,305,500	GBP	State Street Corp.	2,045,556	2,050,262	—	(4,706)
10/29/2010	87,000,000	JPY	UBS AG	993,832	1,042,395	—	(48,563)
						$13,691	$ (54,281)

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	Great British Pound
JPY	—	Japanese Yen

Derivative Instruments and Hedging Activities:

The following table sets forth the fair value of the Trust’s derivative contracts by primary risk exposure as of September 30, 2010:

Fair Value of Derivative Investments
As of September 30, 2010
Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation	Statement of Assets and Liabilities Location	Fund	Unrealized Depreciation

Forward foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	International Fund	$13,691	Unrealized depreciation on foreign currency exchange contracts	International Fund	$54,281

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of September 30, 2010:
	Tax cost of portfolio investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Intermediate Income Fund	$263,178,500	$18,308,565	$ (625,545)	$17,683,020
Core Stock Fund	154,454,079	25,672,218	(13,870,306)	11,801,912
International Fund	77,625,983	18,084,845	(1,236,031)	16,848,814
Value Index Fund	51,027,819	6,321,588	(4,994,260)	1,327,328
Growth Index Fund	28,732,470	2,903,058	(1,837,549)	1,065,509
Small Cap Fund	21,486,378	5,136,819	(300,412)	4,836,407
Conservative Portfolio	11,752,971	407,885	—	407,885
Balanced Portfolio	29,984,495	1,181,158	—	1,181,158
Growth Portfolio	23,090,535	1,084,010	—	1,084,010

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By: (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ David Gaustche
David Gautsche
President

Date: November 24, 2010

By: (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: November 24, 2010